Other administrative expenses - Remuneration to auditors (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditor's remuneration details
Audit fees	kr (8)	kr (9)	kr (10)
Audit related fees			0
Tax related fees			0
Other fees	(3)	(3)	(2)
Total	kr (11)	kr (12)	kr (12)